Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and cash equivalents
(a)	Cash and cash equivalents

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Cash and cash equivalents:
—General bank accounts	67,494	138,297	120,234

Cash and cash equivalents include demand deposits at banks, earn interest at floating rates based on daily bank deposit rates for all the periods. The bank balances are deposited with creditworthy banks with no recent history of default. The Group maintains most of its bank balances in Hong Kong dollars and US$. As Hong Kong dollars is currently pegged to US$, no significant foreign currency risk is considered.